Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 1,212	$ 916	$ 2,360	$ 1,766	$ 3,546	$ 3,580
Other comprehensive income (loss), net of tax
Unrealized holding gains (losses) on securities during the period, net of tax (benefits) of $21, $48, ($26) and $128 for each respective period	79	93	(91)	248	89	(310)
Change in funded status of defined benefit plan, net of (benefits) $(20) and taxes of $22 for each respective period					(40)	42
Amortization of prior service included in net periodic pension expense, (benefits) of $(30) and $(30) for each respective period					(59)	(59)
Amortization of net loss included in net periodic pension cost, net of tax of $21 and $27 for each respective period					44	54
Comprehensive income	$ 1,291	$ 1,009	$ 2,269	$ 2,014	$ 3,580	$ 3,307